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                                FORM N-PX REPORT

ICA File Number: 811-03418
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Cash Reserves

                            INSTITUTIONAL PRIME FUND

There is no proxy voting activity for the Fund because the Fund did not hold any voting securities during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Cash Reserves

By (Signature and Title): * /s/ Ivy Wafford Duke, Associated General Counsel

Date: October 29, 2004